Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Key Assumptions Used to Determine Net Periodic Benefit Expense	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	5.00%	4.40%	5.20%	5.70%
Long-term rate of return on assets
Foreign Postretirement Benefit Plan [Member]
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	11.70%	10.80%	10.80%
Long-term rate of return on assets